Prepaid expenses and other assets (Tables)	6 Months Ended
Jun. 30, 2018
Prepaid expenses and other assets
Schedule of prepaid expenses and other assets

	As of
In thousands of U.S. dollars	June 30, 2018	December 31, 2017
SSM - prepaid vessel operating expense	$4,902	$6,391
Prepaid insurance - related party	404	2,428
Related party prepaid expenses	5,306	8,819
Prepaid insurance	3,535	1,001
Prepaid interest	1,245	1,153
Third party - prepaid vessel operating expenses	749	1,255
Other prepaid expenses	2,441	5,492
	$13,276	$17,720